Statements of Cash Flows (USD $)	12 Months Ended			73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ (526,369)	$ 137,720	$ (516,827)	$ (6,887,554)
General and administrative - stock-based compensation	9,963	19,800	42,075	4,318,349
Depreciation	5,001	15,308	15,308	76,540
Accounts receivable, related party				5,000
Interest receivable			29
Prepaid expenses	14,719	(28,497)	9,574	(16,156)
Accounts payable and accrued expenses	(1,476)	(51,492)	34,773	3,811
Accounts payable and accrued expenses - related party	427,990	53,102	215,007	844,109
Net cash provided by (used in) operating activities	(70,172)	145,941	(200,061)	(1,655,901)
Fixed assets addition				(76,540)
Cash used in investing activities				(76,540)
Proceeds from issuance of common stock and warrants				1,749,955
Cash provided by financing activities				1,749,955
Increase (decrease) in cash	(70,172)	145,941	(200,061)	17,514
Cash, beginning of period	298,611	152,670	352,731	210,925
Cash, end of period	228,439	298,611	152,670	228,439
Stock issued for debt settlement		$ 408,333		$ 408,333